Managed Account Series
Global SmallCap Portfolio
Mid Cap Value Opportunities Portfolio
U.S. Mortgage Portfolio

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated June 6, 2011 to the Prospectus and Statement of Additional Information,
dated August 27, 2010 and December 6, 2010, as applicable for each Fund

Effective June 1, 2011, the Funds’ Prospectus and Statement of Additional Information are amended as set forth below:

The management fee disclosure related to each Fund in the section entitled “Management of the Funds—BlackRock,” in the Funds’ current Prospectus is deleted and replaced with the following:

The annual management fees payable to BlackRock (as a percentage of average daily net assets) are as follows:

Global SmallCap Portfolio

Rate of Management Fee
Average Daily Net Assets

Not exceeding $1 billion	0.85%
In excess of $1 billion but not more than $3 billion	0.80%
In excess of $3 billion but not more than $5 billion	0.77%
In excess of $5 billion but not more than $10 billion	0.74%
In excess of $10 billion	0.72%

Mid Cap Value Opportunities Portfolio

Rate of Management Fee
Average Daily Net Assets

Not exceeding $1 billion	0.65%
In excess of $1 billion but not more than $3 billion	0.61%
In excess of $3 billion but not more than $5 billion	0.59%
In excess of $5 billion but not more than $10 billion	0.57%
In excess of $10 billion	0.55%

U.S. Mortgage Portfolio

Rate of Management Fee
Average Daily Net Assets

Not exceeding $1 billion	0.46%
In excess of $1 billion but not more than $3 billion	0.43%
In excess of $3 billion but not more than $5 billion	0.41%
In excess of $5 billion but not more than $10 billion	0.40%
In excess of $10 billion	0.39%

The management fee disclosure related to each Fund in the section entitled “Management and Advisory Arrangements—Management Fee” in the Funds’ current Statement of Additional Information is deleted and replaced with the following:

Global SmallCap Portfolio

Rate of Management Fee
Average Daily Net Assets

Not exceeding $1 billion	0.85%
In excess of $1 billion but not more than $3 billion	0.80%
In excess of $3 billion but not more than $5 billion	0.77%
In excess of $5 billion but not more than $10 billion	0.74%
In excess of $10 billion	0.72%

Prior to June 1, 2011, the Fund paid the Manager at an annual rate equal to 0.85% of the Fund’s average daily net assets.

Mid Cap Value Opportunities Portfolio

Rate of Management Fee
Average Daily Net Assets

Not exceeding $1 billion	0.65%
In excess of $1 billion but not more than $3 billion	0.61%
In excess of $3 billion but not more than $5 billion	0.59%
In excess of $5 billion but not more than $10 billion	0.57%
In excess of $10 billion	0.55%

Prior to June 1, 2011, the Fund paid the Manager at an annual rate equal to 0.65% of the Fund’s average daily net assets.

U.S. Mortgage Portfolio

Rate of Management Fee
Average Daily Net Assets

Not exceeding $1 billion	0.46%
In excess of $1 billion but not more than $3 billion	0.43%
In excess of $3 billion but not more than $5 billion	0.41%
In excess of $5 billion but not more than $10 billion	0.40%
In excess of $10 billion	0.39%

Prior to June 1, 2011, the Fund paid the Manager at an annual rate equal to 0.46% of the Fund’s average daily net assets.

Shareholders should retain this Supplement for future reference.

Code: PR&SAI-MAS-0611SUP